RELATED PARTY TRANSACTIONS, Management Agreement (Q3) (Details) - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Management Agreement [Abstract]
Due to affiliate		$ 9,550,625	$ 0	$ 9,550,625	$ 0
Affiliate Costs [Abstract]
Management fees	$ 226,234	1,030,718	623,361	2,301,924
Less Outside Fees earned	(84,167)	(256,989)	(259,167)	(677,439)
Incentive fees earned	0	1,769,207		3,873,984
General and administrative expenses reimbursable to Manager	165,434	625,711	671,605	1,415,217
Total	$ 307,501	$ 3,168,647	$ 1,035,799	$ 6,913,686
Managers [Member]
Management Agreement [Abstract]
Percentage of base management fees		0.375%	0.4375%	0.375%	0.4375%
Frequency of management fees payment			quarterly	quarterly
Percentage of aggregate amount of any outside fees		50.00%	100.00%	50.00%	100.00%
Amounts payable				$ 3,389,646	$ 728,298